Leases - Schedule of Future Minimum Operating Lease Payments After Adoption, Current Year (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 16	$ 16
2023	11	13
2024	10	12
2025	7	12
2026	7	10
Thereafter	13	27
Total undiscounted minimum lease payments	64	90
Less: discounting minimum lease payments to present value	(4)	(8)
Total discounted minimum lease payments	$ 60	$ 82